Lease right-of-use assets and lease liabilities (Details Narrative)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)
Lease Right-of-use Assets And Lease Liabilities
Initial monthly lease payments		$ 25,000
Lease extension monthly payments		$ 36,667
Annual escalation rate	3.00%	3.00%
Incremental borrowing rate	3.70%	3.70%
Amortization of operating right of use asset	$ 137,557		$ 138,728